Intangible Assets - Additional Information (Details) - iDoc - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill impairment expenses	$ 95,076	$ 0
Amortization intangible assets long lived life	5 years
Amortization expenses	$ 3,000	$ 3,000
Intangible assets impairment expenses	$ 9,000